Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	RM 72,793	RM 72,295
Financial assets at fair value through other comprehensive income	38,368,829	12,819,747
Financial liabilities, at fair value through profit or loss	1,964,335
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	36	12,819,747
Financial liabilities, at fair value through profit or loss
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss	1,964,335
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	72,793	72,295
Financial assets at fair value through other comprehensive income	38,368,793
Financial liabilities, at fair value through profit or loss